ORDINARY SHARES - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Jun. 04, 2019 $ / shares shares	May 03, 2019 shares	Jan. 01, 2018	Jan. 31, 2018 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Aug. 28, 2019 USD ($)	Dec. 31, 2017 shares	Nov. 30, 2017 USD ($) $ / shares shares
Common stock shares authorized value | $									$ 50
Common stock shares authorized					20,000,000,000	20,000,000,000			500,000,000
Common stock par value | $ / shares					$ 0.000005	$ 0.000005			$ 0.0001
Conversion ratio					1
Amount of shares authorised to be repurchased | $							$ 20,000
Number of shares cumulatively repurchased					40,076,270
MrXiao Shanglue Founder and CEO [Member]
Conversion of Stock, Shares Converted					201,440,000
Common Stock [Member]
Common stock par value | $ / shares				$ 0.000005
Common stock shares issued					2,158,791,222	2,158,791,222		1
Common stock shares outstanding					2,133,265,412	2,129,405,572		1
Stock issued during period stock split				10,000,000,000
Stock split discription			1 ordinary share was subdivided into 20 ordinary shares
Maximum [Member]
Share repurchase price | $ / shares						$ 1.42
Minimum [Member]
Share repurchase price | $ / shares						$ 0.46
Common Class A [Member]
Common stock shares issued					1,208,831,222	1,208,831,222
Common stock shares outstanding					1,183,305,412	1,179,445,572
Conversion of Stock, Shares Converted					895,216,752
Common Class A [Member] | MrXiao Shanglue Founder and CEO [Member]
Conversion of Stock, Shares Converted					895,216,752
Common Class A [Member] | Over-Allotment Option [Member]
Common stock par value | $ / shares	$ 1.10
Options Exercised	2,174,470
Common Class A [Member] | IPO [Member]
Stock issued during period		110,000,000
Common Class A [Member] | Maximum [Member]
Share repurchase price | $ / shares						$ 0.70
Common Class A [Member] | Minimum [Member]
Share repurchase price | $ / shares						$ 0.40
Common Class B [Member]
Common stock shares issued					949,960,000	949,960,000
Common stock shares outstanding					949,960,000	949,960,000
Common Class B [Member] | MrXiao Shanglue Founder and CEO [Member]
Voting power, Class B ordinary shares					one share with ten votes
Conversion of Stock, Shares Converted					949,960,000
American Depositary Shares [Member] | IPO [Member]
Stock issued during period		11,000,000